GENERAL	12 Months Ended
Dec. 31, 2022
GENERAL
GENERAL

NOTE 1:-GENERAL

a.	Business overview:

AudioCodes Ltd. (the “Company”) and its subsidiaries (together with the Company, the “Group”) is a leading vendor of advanced communication, software, products and productivity solutions for the digital workplace. The Company’s products are deployed on-premises or delivered from the cloud. Providing software communications, cloud-based platforms, customer premise equipment and software applications, the Company’s solutions and products are geared to meet the growing needs of enterprises and service providers realigning their operations towards the transition to all-IP networks and hosted unified communications and collaboration business services. In addition, the Company offers a complete suite of professional and managed services that allow the Company’s partners and customers to choose a service packages (or complement their own offering) from a modular portfolio of professional services.

The Company operates through its wholly-owned subsidiaries in the United States, Europe, Asia, Latin America, Australia and Israel.

b.	Material customers and suppliers:

The Group is dependent upon sole source suppliers for certain key components used in its products, including certain digital signal processing chips. Although there are a limited number of manufacturers for these particular components, management believes that other suppliers could provide similar components on comparable terms to the extent needed. Any change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which could materially and adversely affect the operating results and financial position of the Group.

During the years ended December 31, 2022, 2021 and 2020, the Group had a major customer which accounted for 15.1%, 15.4% and 13.0%, respectively, of total revenues in those years. In addition, during the years ended December 31, 2022, 2021 and 2020, the Group had an additional major customer which accounted for 10.0%, 10.9% and 13.5%, respectively, of total revenues the years ended December 31, 2022, 2021 and 2020. No other customer accounted for more than 10% of the Group's revenues in the years ended December 31, 2022, 2021 and 2020.

c.	COVID-19:

The COVID-19 pandemic has impacted, and continues to impact, the markets that the Group serves. In particular, the COVID-19 pandemic resulted in an unprecedented shift to work-from-home for many enterprises and contact centers, and a need to enable remote teams and agents to communicate and collaborate, regardless of their location. Moreover, there has also been a significant increase in the consumption of online services resulting from lockdowns in many countries, thus increasing the load on support centers. The COVID-19 pandemic has disrupted supply chains and affected production and sales across a range of industries, including the industry in which the Group operates. While the Group has previously managed, and will continue to actively manage, the Group’s business in an attempt to mitigate the impacts of the COVID-19 pandemic, the Group cannot at this time estimate the duration or full magnitude that the COVID-19 pandemic could ultimately have on the Group’s business, results of operations and financial condition.

NOTE 1:-GENERAL (Cont.)

d.	Ongoing conflict in Ukraine:

In February 2022, Russia launched a large-scale invasion of Ukraine, and Russia and Ukraine continue to engage in active and armed conflict. Such conflict has resulted, and will likely continue to result in, significant destruction of Ukraine’s infrastructure and substantial casualties amongst military personnel and civilians. As a result of Russia’s invasion of Ukraine, the governments of several nations have implemented commercial and economic sanctions against Russia (as well as certain banks, companies, government officials, and other individuals in Russia and Belarus). In addition to governmental entities, actors in the private sector, including, among others, tech firms, consumer brands and major manufacturers, have stopped, or publicly announced that they intend to stop, operations in Russia and cease their partnerships with Russian firms, and shippers, insurance companies and refiners have similarly indicated that they will no longer purchase or ship crude oil from Russia.

In March 2022, Israel’s then Foreign Minister Mr. Yair Lapid indicated that Israel would not function as a route to bypass sanctions imposed on Russia by the United States and other western countries, and Israeli banks have elected to sever relationships with sanctioned Russian banks. Israel has not, as of the date of this Annual Report, imposed explicit sanctions on Russia or Belarus; however, it has publicly rejected Russia’s annexation of the four occupied regions of Ukraine and voiced support for Ukraine’s sovereignty and territorial integrity. Moreover, Israeli companies that maintain ties to the United States, the United Kingdom and the European Union could be indirectly subject to the measures imposed by such nations.

While it is not possible to predict or determine the ultimate consequences and impact of the conflict in Ukraine, such conflict could result in, among other things, significant regional instability and geopolitical shifts, and material and adverse effects on global macroeconomic conditions, financial markets, exchange rates and supply chains. To the extent negotiations between Russia and Ukraine are ultimately unsuccessful, the conflict in Ukraine could have a lasting impact in the near- and long-term on the financial condition, business and operations of the Group’s business (and the businesses of the counterparties with whom the Group engages), and the global economy at large.